CONSOLIDATED FINANCIAL STATEMENT DETAILS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses		$ 8,362				$ 6,333
Other current assets		5,122				1,030
Total Prepaid expenses and other current assets	$ 12,625	$ 13,484	$ 12,930	$ 8,703	$ 7,274	$ 7,363	$ 14,960	$ 14,726	$ 9,908